Net (Loss) Income Per Share - Computation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net (loss) income	$ (10,174)	$ 2,707	$ (141,433)	$ 14,038	$ (679)	$ 10,088	$ (9,700)
Less: Series B dividends and accretion					0	5,785	4,978
Less: income (loss) allocable to noncontrolling interest	(14)	(73)	(1,403)	(138)	108	(218)
Net income allocable to common shareholders	(10,160)	2,780	(140,030)	14,176	(571)	4,085	(14,719)
Numerator- Basic EPS
Less: net income allocated to participating securities (Series B)					0	(613)
Net income allocated to common shareholders	(10,160)	2,780	(140,030)	14,176	(571)	3,472	(14,719)
Numerator- Diluted EPS
Add: net income attributable to convertible debt					0	175
Reallocation of Income (loss) under the two-class Method					0	(165)
Net income allocated to common shareholders	$ (10,160)	$ 2,780	$ (140,030)	$ 14,176	$ (571)	$ 3,482	$ (14,719)
Weighted average common shares - Basic	59,289,659	61,410,403	59,014,915	60,773,258	60,673,789	24,696,828	21,920,583
Weighted Average Number of Shares Outstanding, Diluted, Total	59,289,659	61,410,403	59,014,915	60,773,258	60,673,789	25,179,502	21,920,583
Basic	$ (0.17)	$ 0.05	$ (2.37)	$ 0.23	$ (0.01)	$ 0.14	$ (0.67)
Diluted	$ (0.17)	$ 0.05	$ (2.37)	$ 0.23	$ (0.01)	$ 0.14	$ (0.67)
Previously Reported
Less: income (loss) allocable to noncontrolling interest						$ (218)	$ (41)
Warrants
Numerator- Diluted EPS
Effect of dilutive securities						78,106
Convertible Debt
Numerator- Diluted EPS
Effect of dilutive securities					0	78,106
Stock Options
Numerator- Diluted EPS
Effect of dilutive securities					0	404,567